Deposits	9 Months Ended
Jul. 31, 2019
Text block [abstract]
Deposits

Note 6.    Deposits(1)(2)

$ millions, as at				2019 Jul. 31	2018 Oct. 31
	Payable on demand (3)	Payable after notice (4)	Payable on a fixed date (5)(6)	Total	Total
Personal	$11,627	$106,925	$56,644	$175,196	$163,879
Business and government (7)	59,491	57,495	136,990	253,976	240,149
Bank	4,740	120	7,790	12,650	14,380
Secured borrowings(8)	–	–	39,222	39,222	42,607
	$75,858	$164,540	$240,646	$481,044	$461,015
Comprised of:
Held at amortized cost				$471,423	$453,498
Designated at fair value				9,621	7,517
				$481,044	$461,015
Total deposits include:
Non-interest-bearing deposits
In domestic offices				$49,657	$49,858
In foreign offices				12,637	12,115
Interest-bearing deposits
In domestic offices				334,195	321,188
In foreign offices				84,555	77,854
				$481,044	$461,015
(1)

Includes deposits of $160.2 billion (October 31, 2018: $155.5 billion) denominated in U.S. dollars and deposits of $26.9 billion (October 31, 2018: $24.3 billion) denominated in other foreign currencies.

(2)	Net of purchased notes of $2,804 million (October 31, 2018: $2,689 million).
(3)	Includes all deposits for which we do not have the right to require notice of withdrawal. These deposits are generally chequing accounts.
(4)	Includes all deposits for which we can legally require notice of withdrawal. These deposits are generally savings accounts.
(5)	Includes all deposits that mature on a specified date. These deposits are generally term deposits, guaranteed investment certificates, and similar instruments.
(6)

Includes $5,714 million (October 31, 2018: $190 million) of deposits which are subject to the bank recapitalization (bail-in) conversion regulations issued by the Department of Finance (Canada). These regulations provide certain statutory powers to the Canada Deposit Insurance Corporation (CDIC), including the ability to convert specified eligible shares and liabilities of CIBC into common shares in the event that CIBC is determined to be non-viable.

(7)	Includes $303 million (October 31, 2018: $1,600 million) of Notes issued to CIBC Capital Trust.
(8)	Comprises liabilities issued by, or as a result of, activities associated with the securitization of residential mortgages, covered bond programs, and consolidated securitization vehicles.